Long-term Debt - Current and Non-current (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt [Abstract]
Current portion of long-term debt	$ 22,700,000	$ 17,700,000
Loan due to a related party	14,000,000	0
Long-term debt	179,550,000	193,500,000
Total	$ 216,250,000	$ 211,200,000